Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total Revenue	$ 1,117	$ 942
Operating Expenses
General and administrative	17,589	9,011
Sales and marketing	3,205	1,157
Research and development	4,001	15,443
Total Operating Expenses	24,795	25,611
Loss from Operations	(23,678)	(24,669)
Non-operating (Expense) and Income
Interest expense, net	(1,224)	(890)
Change in fair value of embedded derivative liability	766	(65)
Equity method investment income	(632)	(63)
Other loss	0	(140)
Total Non-operating (Expense) Income	(7,306)	(8,116)
Income tax expense	0	0
Net (Loss) Income	(30,984)	(32,785)
Less: Loss attributable to non-controlling interest	(139)	(28)
Net (Loss) Income Attributable to Innventure LLC Unitholders	(30,845)	(32,757)
Net Loss Attributable to Class A Unitholders	$ (27,279)	$ (26,588)
Basic loss per unit (in usd per share)	$ (2.51)	$ (2.44)
Basic weighted average Class A Units (in shares)	10,875,000	10,875,000
Management fee
Revenue
Total Revenue	$ 892	$ 789
Consulting
Revenue
Total Revenue	225	153
Nonrelated party
Non-operating (Expense) and Income
Net (loss) gain on investments	(6,448)	(7,196)
Related party
Non-operating (Expense) and Income
Net (loss) gain on investments	$ 232	$ 238